Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provisions	R$ 1,959,207	R$ 1,648,246
Escrow deposits	(132,775)	(37,462)
Total	1,826,432	1,610,784
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	175,255	151,023
Escrow deposits	(6,060)	(6,226)
Total	169,195	144,797
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	334,273	257,080
Escrow deposits	(90,973)	(53)
Total	243,300	257,027
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	128,036	99,462
Escrow deposits	(1,229)	(1,131)
Total	126,807	98,331
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	101,770	79,532
Escrow deposits	(18,223)	(16,037)
Total	83,547	63,495
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	727,133	654,277
Escrow deposits	(16,235)	(13,979)
Total	710,898	640,298
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	492,740	406,872
Escrow deposits	(55)	(36)
Total	492,685	406,836
Current Provision [Member]
IfrsStatementLineItems [Line Items]
Provisions	1,064,367	924,038
Total	1,064,367	924,038
Noncurrent Provision [Member]
IfrsStatementLineItems [Line Items]
Provisions	894,840	724,208
Escrow deposits	(132,775)	(37,462)
Total	R$ 762,065	R$ 686,746